Note 27 - Revenue - Disaggregated Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 4,089,129	$ 2,786,857
Lease Brokerage [Member]
Revenues	1,000,683	686,482
Capital Markets [Member]
Revenues	1,236,243	700,904
Property Management [Member]
Revenues	1,062,415	834,957
Valuation and Advisory [Member]
Revenues	447,484	338,633
Advisory [Member]
Revenues	217,864	168,404
Incentive Fees [Member]
Revenues	35,026	4,190
Other Revenue [Member]
Revenues	89,414	53,287
Americas Segment [Member]
Revenues	2,489,217	1,626,372
Americas Segment [Member] | Lease Brokerage [Member]
Revenues	729,050	495,597
Americas Segment [Member] | Capital Markets [Member]
Revenues	838,678	460,224
Americas Segment [Member] | Property Management [Member]
Revenues	638,741	471,377
Americas Segment [Member] | Valuation and Advisory [Member]
Revenues	214,665	162,672
Americas Segment [Member] | Advisory [Member]
Revenues	0	0
Americas Segment [Member] | Incentive Fees [Member]
Revenues	0	0
Americas Segment [Member] | Other Revenue [Member]
Revenues	68,083	36,502
EMEA Segment [Member]
Revenues	672,737	516,507
EMEA Segment [Member] | Lease Brokerage [Member]
Revenues	145,422	107,947
EMEA Segment [Member] | Capital Markets [Member]
Revenues	190,525	136,479
EMEA Segment [Member] | Property Management [Member]
Revenues	196,491	162,853
EMEA Segment [Member] | Valuation and Advisory [Member]
Revenues	134,489	104,498
EMEA Segment [Member] | Advisory [Member]
Revenues	0	0
EMEA Segment [Member] | Incentive Fees [Member]
Revenues	0	0
EMEA Segment [Member] | Other Revenue [Member]
Revenues	5,810	4,730
Asia Pacific Segment [Member]
Revenues	673,661	470,632
Asia Pacific Segment [Member] | Lease Brokerage [Member]
Revenues	126,211	82,917
Asia Pacific Segment [Member] | Capital Markets [Member]
Revenues	207,040	104,201
Asia Pacific Segment [Member] | Property Management [Member]
Revenues	227,183	200,727
Asia Pacific Segment [Member] | Valuation and Advisory [Member]
Revenues	98,323	71,463
Asia Pacific Segment [Member] | Advisory [Member]
Revenues	0	0
Asia Pacific Segment [Member] | Incentive Fees [Member]
Revenues	0	0
Asia Pacific Segment [Member] | Other Revenue [Member]
Revenues	14,904	11,324
Investment Management [Member]
Revenues	252,890	172,594
Investment Management [Member] | Lease Brokerage [Member]
Revenues	0	0
Investment Management [Member] | Capital Markets [Member]
Revenues	0	0
Investment Management [Member] | Property Management [Member]
Revenues	0	0
Investment Management [Member] | Valuation and Advisory [Member]
Revenues	0	0
Investment Management [Member] | Advisory [Member]
Revenues	217,864	168,404
Investment Management [Member] | Incentive Fees [Member]
Revenues	35,026	4,190
Investment Management [Member] | Other Revenue [Member]
Revenues	0	0
Corporate Segment [Member]
Revenues	624	752
Corporate Segment [Member] | Lease Brokerage [Member]
Revenues	0	21
Corporate Segment [Member] | Capital Markets [Member]
Revenues	0	0
Corporate Segment [Member] | Property Management [Member]
Revenues	0	0
Corporate Segment [Member] | Valuation and Advisory [Member]
Revenues	7	0
Corporate Segment [Member] | Advisory [Member]
Revenues	0	0
Corporate Segment [Member] | Incentive Fees [Member]
Revenues	0	0
Corporate Segment [Member] | Other Revenue [Member]
Revenues	$ 617	$ 731